UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2000
Institutional Investment Manager Filing this Report:
	Name:	GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
		Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:		President
Phone:		425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington		May 17, 2000

Report Type:
[X]	13F Holdings Report
[   ]	13F Notice
[   ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

<PAGE

FORM 13F INFORMATION TABLE
							VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER	TITLE/CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
-----------------------------------	----------------------	---------------
BARRICK GOLD CORP.	COM	067901108	596	38000		14000	0	24000
BECKMAN COULTER INC.	COM	075811109	674	10500		4500	0	6000
CH ENERGY GROUP		COM	12541M102	440	14500		8500	0	6000
CENDANT CORP		COM	151313103	592	32000		12000	0	20000
CHARTER ONE FINANCIAL	COM	160903100	483	23000		8000	0	15000
GULF CANADA			COM	402181305	295	80000		80000	0	0
HEALTHSOUTH CORP		COM	421924101	705	124000	64000	0	60000
IMCO RECYCLING		COM	449681105	719	65000		25000	0	40000
INTERSTATE BAKERIES	COM	46072H108	470	33000		18000	0	15000
LOUISIANA PACIFIC		COM	546347105	222	16000		16000	0	0
MCDERMOTT			COM	580037109	542	59000		31000	0	28000
MENTOR CORP.		COM	587188103	797	29500		14500	0	15000
NEW ENGLAND BUSINESS 	COM	643872104	466	27000		14000	0	13000
NEWMONT MINING CORP	COM	651639106	696	31000		16000	0	15000
OWENS-ILLINOIS INC	COM	690768403	439	26000		14000	0	12000
PATINA OIL & GAS		COM	703224105	814	60000		25000	0	35000
POTLATCH CORP		COM	737628107	378	8800		8800	0	0
RANGE RESOURCES		COM	75281A109	276	130000	80000	0	50000
READERS DIGEST		COM	755267101	354	10000		0	0	10000
READERS DIGEST TRACE	CNV	755271202	341	11000		11000	0	0
VET CNTRS OF AMERICA	COM	925514101	866	63000		28000	0	35000